LEASES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Leases [Abstract]
SCHEDULE OF RIGHT OF USE OPERATING LEASES

All of the Company’s right-of-use assets are operating leases related to its office premises. Details of the Company’s right-of-use assets and lease liabilities are as follows:

	June 30, 2023	September 30, 2022

Right-of-use assets	$166,960	$240,796

Lease liabilities
Balance, beginning of the year	$244,906	$78,949
Addition	-	220,368
Liability accretion	19,111	9,042
Lease payments	(87,128)	(63,453)

Balance, end of the year	$176,889	$244,906
Current lease liabilities	$79,866	$104,224
Long-term lease liabilities	$97,023	$140,682

	2022	2021

Right-of-use assets	$240,796	$72,539

Lease liabilities
Balance, beginning of the year	$78,949	$53,128
Addition	220,368	57,357
Interest expense	9,042	9,812
Lease payments	(63,453)	(43,932)
Foreign exchange movement	-	2,584

Balance, end of the year	$244,906	$78,949
Current lease liabilities	$104,224	$51,963
Long-term lease liabilities	$140,682	$26,986

SCHEDULE OF LEASE COST

The following table presents the Company’s total lease cost.

	Three Months Ended June 30, 2023	Three Months Ended June 30, 2022	Nine Months Ended June 30, 2023	Nine Months Ended June 30, 2022

Operating lease cost	$27,704	$12,956	$92,947	$40,730
Variable lease expense	22,516	13,397	48,513	30,823
Sublease income	(12,367)	(10,752)	(32,762)	(26,350)
Rent subsidy	-	-	-	(1,674)
Net lease cost	$37,853	$15,601	$108,698	$43,529

	2022	2021

Amortization of right-of-use assets	$52,111	$37,129
Interest on lease liabilities	9,042	9,812
Variable lease expense	36,216	16,564
Sublease income	(36,633)	(10,191)
Rent subsidy	(1,644)	(9,169)

Net lease cost	$59,092	$44,145

SCHEDULE OF FUTURE LEASE PAYMENTS

As of June 30, 2023, maturities of the Company’s operating lease liabilities are as follows:

Year
2023 remaining	$23,709
2024	82,190
2025	84,664
2026	14,180
Total lease payments	204,743
Less: imputed interest	(27,854)
Total lease liabilities	$176,889

Year
2023	$110,593
2024	82,190
2025	84,664
2026	14,180
Total lease payments	291,627
Less: imputed interest	(46,721)
Total lease liabilities	$244,906